Secured Borrowings (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future minimum principal payments
2013	$ 231,599
2014	284,354
2015	219,019
2016	143,437
2017	220,706
Thereafter	1,016,224
Future minimum principal payments due	$ 2,115,339